Significant Accounting Policies - Schedule of Property and Equipment Useful Lives (Details) (10-K)	12 Months Ended
Dec. 31, 2018
Leasehold Improvements [Member] | Minimum [Member]
Property and equipment estimated useful lives	5 years
Leasehold Improvements [Member] | Maximum [Member]
Property and equipment estimated useful lives	15 years
Restaurant Furnishings and Equipment [Member] | Minimum [Member]
Property and equipment estimated useful lives	3 years
Restaurant Furnishings and Equipment [Member] | Maximum [Member]
Property and equipment estimated useful lives	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Property and equipment estimated useful lives	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property and equipment estimated useful lives	10 years
Office and Computer Equipment [Member] | Minimum [Member]
Property and equipment estimated useful lives	3 years
Office and Computer Equipment [Member] | Maximum [Member]
Property and equipment estimated useful lives	7 years